Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Popular Income Plus Fund, Inc.
Entity Central Index Key	0001862971
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000232090
Shareholder Report [Line Items]
Fund Name	POPULAR INCOME PLUS FUND, INC.
Class Name	CLASS A
Trading Symbol	IPLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Income Plus Fund, Inc. - Class A Shares for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class A Shares	$300	5.87%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	5.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last six months?

During the six-month period ended on December 31, 2025, the Popular Income Plus, Inc. (the “Fund”) Class A shares delivered a total return of 2.94%. The Fund’s positive performance was primarily attributable to the coupon returns of the portfolio positions, and an overweight to mortgage-backed securities, and P.R. bond holdings. However, the Fund trailed the primary benchmark for the period as expenses negatively impacted the performance.

For the reporting period, the NAV of class A shares increased by $0.07 from $3.32 to $3.39 and dividends totaling $0.0275 per share were paid. It is important to emphasize that the benchmark index does not incur any expenses. The Fund declares monthly dividends and returns are shown before taxes without any tax advantage on dividends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class A Shares - without sales charge	Class A Shares - with sales charge	Bloomberg U.S. Aggregate Bond Index
05/21	$10,000	$9,755	$10,000
06/21	$10,076	$9,829	$10,105
12/21	$10,152	$9,903	$10,112
06/22	$9,017	$8,796	$9,065
12/22	$8,637	$8,425	$8,796
06/23	$8,858	$8,641	$8,980
12/23	$9,174	$8,949	$9,282
06/24	$9,067	$8,845	$9,216
12/24	$9,086	$8,863	$9,398
06/25	$9,245	$9,019	$9,776
12/25	$9,518	$9,284	$10,085

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class A Shares - without sales charge (Incep. May 21, 2021)	4.75%	-1.07%
Class A Shares - with sales charge	2.26%	-1.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.18%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 16,969,533
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of December 31, 2025

Total Net Assets$16,969,533 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Assets$23,206,259
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	86.6%
5-10 Years	11.7%
1-3 Years	1.7%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico GNMA Bonds	48.97%
Puerto Rico Fannie Mae Bonds	27.77%
Puerto Rico Government Instrumentalities Tax Exempt Notes	10.36%
Puerto Rico Freddie Mac Bonds	6.88%
Puerto Rico Government General Obligations	3.66%
Corporate Bonds	2.36%

Largest Holdings [Text Block]

Top Ten Holdings

as of December 31, 2025

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	19.05%
Ginnie Mae I Pool 03/15/2040	13.72%
Ginnie Mae I Pool 07/15/2039	10.95%
Fannie Mae Pool 01/01/2036	9.13%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	7.59%
Freddie Mac Gold Pool 01/01/2036	6.46%
Fannie Mae Pool 03/01/2034	6.20%
Ginnie Mae I Pool 02/15/2039	5.92%
Ginnie Mae I Pool 09/15/2038	5.02%
Fannie Mae Pool 06/01/2033	4.37%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
C000232088
Shareholder Report [Line Items]
Fund Name	POPULAR INCOME PLUS FUND, INC.
Class Name	CLASS C
Trading Symbol	IPLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Popular Income Plus Fund, Inc. - Class C Shares for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class C Shares	$338	6.61%

Expenses Paid, Amount	$ 338
Expense Ratio, Percent	6.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last six months?

During the six-month period ended on December 31, 2025, the Popular Income Plus, Inc. (the “Fund”) Class C shares delivered a total return of 2.57%. The Fund’s positive performance was primarily attributable to the coupon returns of the portfolio positions, and an overweight to mortgage-backed securities, and P.R. bond holdings. However, the Fund trailed the primary benchmark for the period as expenses negatively impacted the performance.

For the reporting period, the NAV of class A shares increased by $0.07 from $3.31 to $3.38 and dividends totaling $0.0150 per share were paid. It is important to emphasize that the benchmark index does not incur any expenses. The Fund declares monthly dividends and returns are shown before taxes without any tax advantage on dividends.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class C Shares - without sales charge	Class C Shares - with sales charge	Bloomberg U.S. Aggregate Bond Index
05/21	$10,000	$10,000	$10,000
06/21	$10,073	$10,073	$10,105
12/21	$10,092	$10,092	$10,112
06/22	$9,009	$9,009	$9,065
12/22	$8,608	$8,608	$8,796
06/23	$8,715	$8,715	$8,980
12/23	$8,991	$8,991	$9,282
06/24	$8,853	$8,853	$9,216
12/24	$8,839	$8,839	$9,398
06/25	$8,961	$8,961	$9,776
12/25	$9,191	$9,191	$10,085

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class C Shares - without sales charge (Incep. May 21, 2021)	3.98%	-1.81%
Class C Shares - with sales charge	2.98%	-1.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.18%

Performance data quoted represents past performance and does not guarantee future results.

The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund since the effective date of the Fund's registration statement, which occurred on May 21, 2021. This graph assumes reinvestment of all dividends and capital gains. The returns shown in the table are total returns, which assume the reinvestment of dividends and capital gains.

The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 16,969,533
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of December 31, 2025

Total Net Assets$16,969,533 # of Portfolio Holdings34 Portfolio Turnover Rate8% Total Assets$23,206,259
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	86.6%
5-10 Years	11.7%
1-3 Years	1.7%

Asset Class Weightings

(% of Total Investments)

Value	Value
Puerto Rico GNMA Bonds	48.97%
Puerto Rico Fannie Mae Bonds	27.77%
Puerto Rico Government Instrumentalities Tax Exempt Notes	10.36%
Puerto Rico Freddie Mac Bonds	6.88%
Puerto Rico Government General Obligations	3.66%
Corporate Bonds	2.36%

Largest Holdings [Text Block]

Top Ten Holdings

as of December 31, 2025

(% of Net Assets)

Top 10	Top 10
Ginnie Mae I Pool 09/15/2039	19.05%
Ginnie Mae I Pool 03/15/2040	13.72%
Ginnie Mae I Pool 07/15/2039	10.95%
Fannie Mae Pool 01/01/2036	9.13%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058	7.59%
Freddie Mac Gold Pool 01/01/2036	6.46%
Fannie Mae Pool 03/01/2034	6.20%
Ginnie Mae I Pool 02/15/2039	5.92%
Ginnie Mae I Pool 09/15/2038	5.02%
Fannie Mae Pool 06/01/2033	4.37%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.